Other assets (Narrative) (Details) - Intangible assets- Favorable contracts	12 Months Ended
Dec. 31, 2020
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years